Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Petrobras Transporte S.A(1)[Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 211.8	$ 179.6	$ 168.4
Entity Wide Revenue, Major Customer, Percentage	22.00%	20.00%	19.00%
Statoil ASA(2)[Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	206.0	236.0	248.5
Entity Wide Revenue, Major Customer, Percentage	22.00%	26.00%	28.00%
Teekay Corporation(3) [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	168.7	141.0	148.3
Entity Wide Revenue, Major Customer, Percentage	18.00%	16.00%	17.00%
Talisman Energy Inc(4)[Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 113.1	$ 106.2	$ 100.0
Entity Wide Revenue, Major Customer, Percentage	12.00%	12.00%	12.00%